Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
September 30, 2025

	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 26.8%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$135,354		$137,696
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	164,521		165,537
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 5.8560%, 12/26/31ž,‡	278,083		279,141
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		449,418
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	491,502		492,716
BX Commercial Mortgage Trust 2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 6.1428%, 3/15/30ž,‡	498,057		496,024
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.9060%, 10/25/41ž,‡	93,069		93,255
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	512,943		519,045
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 12/25/41ž,‡	44,819		44,785
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	16,306		16,341
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 6.9060%, 7/25/42ž,‡	49,762		51,030
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6560%, 5/25/43ž,‡	124,438		126,960
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	87,459		87,778
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 2/25/44ž,‡	25,341		25,340
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 6.3060%, 3/25/44ž,‡	804,000		810,033
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 5/25/44ž,‡	203,137		203,383
Connecticut Avenue Securities Trust 2025-R01 1B1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 1/25/45ž,‡	172,795		172,075
Connecticut Avenue Securities Trust 2025-R01 1M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 1/25/45ž,‡	500,000		499,594
Connecticut Avenue Securities Trust 2025-R02 1M2, US 30 Day Average SOFR + 1.6000%, 5.9560%, 2/27/45ž,‡	59,000		59,067
Connecticut Avenue Securities Trust 2025-R03 2M2, US 30 Day Average SOFR + 2.2500%, 6.6060%, 3/27/45ž,‡	57,000		57,897
Connecticut Avenue Securities Trust 2025-R04 1M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 5/25/45ž,‡	112,200		112,288
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.0000%, 5/11/45‡	378,266	AUD	251,588
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 5.7500%, 5/11/45‡	651,160	AUD	433,880
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	120,312		116,965
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,125		45,399
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 11/25/41ž,‡	6,749		6,744
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 6.5060%, 9/25/42ž,‡	29,861		30,025
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6560%, 8/25/42ž,‡	76,115		77,431
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	35,974		36,474
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 5/25/43ž,‡	66,599		67,134
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	146,778		147,164
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	51,771		51,986
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.7060%, 2/25/44ž,‡	79,469		79,567
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.8060%, 10/25/44ž,‡	385,462		385,764
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 5.6060%, 3/25/44ž,‡	34,762		34,772

	Principal or Notional Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1560%, 8/25/44ž,‡	$155,000		$155,717
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 5/25/45ž,‡	175,912		175,956
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 2/27/45ž,‡	93,136		93,194
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	125,000		116,643
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	107,000		107,310
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	250,000		251,650
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7462%, 5/25/32‡	242,349	AUD	161,160
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 4.7900%, 9/17/30‡	335,580	AUD	223,344
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 4.9425%, 6/14/32‡	220,288	AUD	146,712
Now Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 4.6925%, 2/14/34‡	403,239	AUD	267,773
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	600,000		599,431
NRTH PARK Mortgage Trust 2025-PARK B, CME Term SOFR 1 Month + 1.6429%, 5.7929%, 10/15/40ž,‡	500,000		498,716
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	750,000		754,180
Plenti PL-Green ABS Trust 2025-1 D, 30 Day Australian Bank Bill Rate + 1.8000%, 5.3500%, 11/11/36‡	500,000	AUD	331,128
RCKT Trust 2025-1A D, 5.4200%, 7/25/34ž	250,000		250,923
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	267,975		271,416
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	227,282		226,382
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	507,289		509,961
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,793		62,541
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	127,111		128,795
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 6.9888%, 10/20/32ž,‡	393,312		397,773
The Huntington National Bank 2025-1 C, US 30 Day Average SOFR + 2.2500%, 6.6388%, 3/21/33ž,‡	202,088		203,512
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 6.7755%, 5/17/34ž,‡	330,000	GBP	445,396
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		406,432
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $13,318,013)			13,450,341
Corporate Bonds – 70.3%
Banking – 13.2%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 1.5200%, 5.5450%, 1/15/35‡	1,500,000	AUD	1,015,466
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 5.9600%, 9/16/31‡	200,000	AUD	132,776
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.1143%, 8/20/31‡	1,500,000	AUD	996,613
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 5.3875%, 3/6/30‡	130,000	AUD	87,213
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.1075%, 6/17/31‡	1,700,000	AUD	1,129,045
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 5.5125%, 3/1/34‡	290,000	AUD	195,857
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 5.8276%, 11/18/31‡	2,300,000	AUD	1,540,984
Newcastle Greater Mutual Group Ltd, 90 Day Australian Bank Bill Rate + 1.2500%, 5.2022%, 1/21/30‡	240,000	AUD	159,644
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 4.8468%, 6/21/27‡	370,000	AUD	247,197
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.0077%, 4/3/34‡	1,200,000	AUD	812,293
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.5200%, 5.3510%, 2/12/35‡	500,000	AUD	335,486
			6,652,574
Brokerage – 2.5%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	500,000		513,179
Jane Street Group / JSG Finance Inc, 4.5000%, 11/15/29ž	446,000		435,399
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		254,713
LPL Holdings Inc, 4.9000%, 4/3/28	45,000		45,487
			1,248,778

	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Capital Goods – 6.8%
Boeing Co/The, 2.1960%, 2/4/26	$540,000		$535,910
Boeing Co/The, 6.2590%, 5/1/27	250,000		257,229
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	536,925
CNH Industrial Capital Australia Pty Ltd, 4.7000%, 6/20/28	400,000	AUD	264,030
ESAB Corp, 6.2500%, 4/15/29ž	250,000		256,826
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		954,599
Trinity Industries Inc, 7.7500%, 7/15/28ž	477,000		493,408
Vertiv Group Corp, 4.1250%, 11/15/28ž	95,000		92,766
			3,391,693
Consumer Cyclical – 11.3%
Allison Transmission Inc, 4.7500%, 10/1/27ž	187,000		185,725
Carnival Corp, 5.1250%, 5/1/29ž	667,000		667,000
Ford Motor Credit Co LLC, 5.9180%, 3/20/28	200,000		203,425
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		378,794
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		521,495
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	148,468
Gildan Activewear Inc, 4.7000%, 10/7/30ž	198,000		197,701
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	150,000		152,743
KB Home, 6.8750%, 6/15/27	123,000		125,566
LGI Homes Inc, 8.7500%, 12/15/28ž	115,000		120,729
Live Nation Entertainment Inc, 6.5000%, 5/15/27ž	188,000		189,739
Millrose Properties Inc, 6.3750%, 8/1/30ž	233,000		236,959
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		257,068
Stellantis Financial Services US Corp, 4.9500%, 9/15/28ž	294,000		293,923
Taylor Morrison Communities Inc, 5.7500%, 1/15/28ž	126,000		127,758
VICI Properties LP, 4.7500%, 4/1/28	350,000		353,649
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		149,995
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,386,441
			5,697,178
Consumer Non-Cyclical – 3.4%
Solventum Corp, 5.4000%, 3/1/29	107,000		110,423
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	275,000		270,111
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28	490,000		508,631
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		805,490
			1,694,655
Electric – 3.2%
Calpine Corp, 4.5000%, 2/15/28ž	267,000		265,873
Calpine Corp, 5.1250%, 3/15/28ž	185,000		185,094
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		623,840
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		530,103
			1,604,910
Energy – 5.2%
Cheniere Energy Inc, 4.6250%, 10/15/28	375,000		373,828
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		126,683
DT Midstream Inc, 4.1250%, 6/15/29ž	130,000		126,836
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	344,000		350,667
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		382,567
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		91,789
ITT Holdings LLC, 6.5000%, 8/1/29ž	260,000		255,615
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28ž	200,000		200,866
Sunoco LP, 5.6250%, 3/15/31ž	193,000		191,576
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 3/1/27ž	369,000		368,913
Viper Energy Partners LLC, 4.9000%, 8/1/30	128,000		128,955
			2,598,295
Finance Companies – 10.6%
Ares Capital Corp, 5.1000%, 1/15/31	245,000		243,233
Ares Strategic Income Fund, 4.8500%, 1/15/29ž	250,000		247,405
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 8.4302%, 9/14/28‡	400,000	AUD	268,097
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		195,435
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		284,463
Blue Owl Credit Income Corp, 6.5000%, 10/23/27	728,000	AUD	488,891
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		16,200
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.0400%, 10/23/34‡	240,000	AUD	165,839
Macquarie Airfinance Holdings Ltd, 5.2000%, 3/27/28ž	250,000		254,260
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		270,664
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		263,635
MSD Investment Corp, 6.2500%, 5/31/30ž	401,000		406,115

	Principal or Notional Amounts		Value
Corporate Bonds – (continued)
Finance Companies – (continued)
North Haven Private Income Fund LLC, 5.1250%, 9/25/28ž	$500,000		$497,417
OneMain Finance Corp, 7.1250%, 3/15/26	195,000		196,762
OneMain Finance Corp, 3.5000%, 1/15/27	321,000		313,721
OneMain Finance Corp, 6.1250%, 5/15/30	145,000		146,839
Rocket Cos Inc, 6.1250%, 8/1/30ž	242,000		248,369
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	815,000		798,316
			5,305,661
Financial Institutions – 3.8%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	500,000		511,452
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	250,000		257,052
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		300,748
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		275,198
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 7.3600%, 3/16/28‡	800,000	AUD	558,437
			1,902,887
Government Sponsored – 0.6%
Permanent TSB Group Holdings PLC, EURIBOR ICE SWAP Rate + 3.5000%, 6.6250%, 7/2/29‡	230,000	EUR	295,267
Industrial – 1.4%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	724,090
Insurance – 2.3%
F&G Global Funding, 4.6500%, 9/8/28ž	93,000		93,329
SBL Holdings Inc, 5.9000%, 9/26/28ž	167,000		167,697
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 5.8625%, 6/1/37‡	850,000	AUD	571,764
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.2125%, 12/1/38‡	500,000	AUD	342,448
			1,175,238
Professional Services – 1.0%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28ž	526,000		515,737
Real Estate Investment Trusts (REITs) – 0.5%
Starwood Property Trust Inc, 5.2500%, 10/15/28ž	232,000		232,067
Technology – 2.8%
Block Inc, 5.6250%, 8/15/30ž	146,000		147,924
CoreWeave Inc, 9.0000%, 2/1/31ž	183,000		187,553
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	182,000		173,420
Gartner Inc, 4.5000%, 7/1/28ž	280,000		277,714
MSCI Inc, 4.0000%, 11/15/29ž	615,000		600,855
			1,387,466
Transportation – 1.7%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	100,000		100,044
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	250,000		250,956
Delta Air Lines Inc, 4.9500%, 7/10/28	71,000		71,862
Delta Air Lines Inc / SkyMiles IP Ltd, 4.7500%, 10/20/28ž	324,000		325,826
United Airlines Inc, 4.6250%, 4/15/29ž	100,000		98,469
			847,157
Total Corporate Bonds (cost $35,097,734)			35,273,653
Commercial Paper – 5.9%
Air Lease Corp, 0%, 10/1/25±,◊	300,000		299,962
AutoNation Inc, 0%, 10/1/25±,◊	250,000		249,969
Aviation Capital Group LLC, 0%, 10/1/25±,◊	750,000		749,913
Aviation Capital Group LLC, 0%, 10/2/25±,◊	650,000		649,922
Energy Transfer LP, 0%, 10/1/25±,◊	750,000		749,911
Targa Resources Corp, 0%, 10/1/25±,◊	250,000		249,968
Total Commercial Paper (cost $2,949,689)			2,949,645
OTC Purchased Credit Default Swaptions – Puts – Buy Protection – 0% Counterparty/Reference Asset
Goldman Sachs & Co LLC:
CDX.NA.44, Credit Default Swap, maturing 6/20/30, fixed rate 1.0000%, payment frequency: Quarterly, Notional amount $9,900,000, premiums paid $25,690, unrealized depreciation $(15,250), exercise price $62.50, expires 1/21/26*	9,900,000		10,441

	Principal or Notional Amounts	Value
OTC Purchased Credit Default Swaptions – Puts – Buy Protection – (continued)
Citibank, National Association:
CDX.NA.IG.45, Credit Default Swap, maturing 12/20/30, fixed rate 1.0000%, payment frequency: Quarterly, Notional amount $4,450,000, premiums paid $3,894, unrealized depreciation $(789), exercise price $60.00, expires 11/19/25*	$4,450,000	$3,104
Total OTC Purchased Credit Default Swaptions – Puts – Buy Protection (premiums paid $29,584, unrealized depreciation $(16,039))		13,545
Total Investments (total cost $51,395,020) – 103.0%		51,687,184
Liabilities, net of Cash, Receivables and Other Assets – (3.0)%		(1,481,491)
Net Assets – 100%		$50,205,693

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$35,102,277	67.9%
Australia	11,544,479	22.3
Germany	1,386,441	2.7
United Kingdom	1,321,168	2.6
Ireland	887,413	1.7
Israel	778,742	1.5
New Zealand	268,097	0.5
Spain	200,866	0.4
Canada	197,701	0.4
Total	$51,687,184	100.0%

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	10/10/25	(150,000)	$100,105	$868
BNP Paribas:
Australian Dollar	10/10/25	(10,622,000)	6,928,922	(98,415)
Goldman Sachs & Co. LLC:
Australian Dollar	10/10/25	2,060,000	(1,348,773)	14,089
HSBC Securities (USA), Inc.:
Australian Dollar	10/10/25	200,000	(132,508)	(191)
Australian Dollar	10/10/25	(10,618,000)	6,927,714	(96,976)
British Pound	10/10/25	100,000	(134,918)	(442)
New Zealand Dollar	10/10/25	(42,000)	25,205	858
				(96,751)
JPMorgan Chase Bank, National Association:
British Pound	10/10/25	(1,569,000)	2,126,670	16,729
Morgan Stanley & Co. International PLC:
Australian Dollar	10/10/25	190,000	(123,543)	2,157
Euro	10/10/25	(275,000)	323,532	531
				2,688
UBS:
Australian Dollar	10/10/25	125,000	(83,357)	(660)
Total				$(161,452)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
3-Month SOFR	10	6/17/26	$2,412,625	$(1,678)
Futures Short:
2 Year US Treasury Note	20	1/6/26	(4,167,969)	8,517
3-Month SOFR	10	3/15/28	(2,420,500)	1,803
3-Year Australian Bond	9	12/15/25	(636,074)	2,270
5 Year US Treasury Note	14	1/6/26	(1,528,734)	219
Euro-Schatz	3	12/10/25	(376,332)	17
Total - Futures Short				12,826
Total				$11,148

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	$-	$33,703	$33,703
NDBB3M	3.56% Fixed Rate	Quarterly	10/21/26	1,735,000	NZD	-	19,920	19,920
NDBB3M	3.45% Fixed Rate	Quarterly	2/17/27	2,350,000	NZD	-	16,722	16,722
NDBB3M	3.03% Fixed Rate	Quarterly	8/8/27	1,300,000	NZD	-	5,289	5,289
NDBB3M	2.923% Fixed Rate	Quarterly	8/25/27	500,000	NZD	-	1,517	1,517
USD SOFR	3.4775% Fixed Rate	Annually	8/27/27	2,600,000	USD	-	(1,377)	(1,377)
Total						$-	$75,774	$75,774

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs & Co LLC:
CDX.NA.44	Credit Default Swap, S&P Credit Rating: NR, maturing 06/20/2030, fixed rate 1%, payment frequency: Quarterly	72.50	USD	1/21/26	$(4,950,000)	$(9,702)	$6,271	$(3,431)
Citibank, National Association:
CDX.NA.IG.45	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/2030, fixed rate 1%, payment frequency: Quarterly	70.00	USD	11/19/25	(4,450,000)	(1,891)	329	(1,562)
Total OTC Written Credit Default Swaptions						$(11,593)	$6,600	$(4,993)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$791,051
Average amounts sold - in USD	16,836,202
Futures contracts:
Average notional amount of contracts - long	3,837,141
Average notional amount of contracts - short	6,114,376
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	1,300,000
Average notional amount - receive fixed rate/pay floating rate	8,169,200
Swaptions:
Average value of swaption contracts purchased	13,401
Average value of swaption contracts written	4,592

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

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Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $27,093,790, which represents 54.0% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2025 is $2,949,645, which represents 5.9% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$13,450,341	$-
Corporate Bonds	-	35,273,653	-
Commercial Paper	-	2,949,645	-
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	-	13,545	-
Total Investments in Securities	$-	$51,687,184	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	35,232	-
Futures Contracts	12,826	-	-
Centrally Cleared Swaps	-	77,151	-
Total Assets	$12,826	$51,799,567	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$196,684	$-
Futures Contracts	1,678	-	-
OTC Swaptions Written, at Value	-	4,993	-
Centrally Cleared Swaps	-	1,377	-
Total Liabilities	$1,678	$203,054	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70254 11-25